UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21553

Voya Global Equity Dividend and Premium Opportunity Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: March 1, 2026 to August 31, 2026

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2026

Voya Global Equity Dividend and Premium Opportunity Fund

This report is intended for current holders. It is not a prospectus. This information should be read carefully.

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INVESTMENT MANAGEMENT voyainvestments.com

Managed Distribution Policy

The Fund was granted exemptive relief by the U.S. Securities and Exchange Commission (the “Order”), which under the Investment Company Act of 1940, as amended (the “1940 Act”), permits the Fund to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than once per taxable year (“Managed Distribution Policy”). On November 6, 2026, pursuant to the Order, the Fund’s Board of Trustees (the “Board”) approved the Managed Distribution Policy and the Fund adopted the policy which allows the Fund to make periodic distributions of long-term capital gains.

Under the Managed Distribution Policy, the Fund makes monthly distributions of an amount equal to $0.050 per share. You should not draw any conclusions about the Fund’s investment performance from the amount of this distribution or from the terms of the Fund’s Plan.

The Managed Distribution Policy will be subject to periodic review by the Fund’s Board and the Board may amend or terminate the Managed Distribution Policy at any time without prior notice to the Fund’s shareholders; any such change or termination may have an adverse effect on the market price of the Fund’s shares.

The Fund may distribute more than its net investment income and net realized capital gains; therefore, a portion of your distribution may include a return of capital. A return of capital may occur for example, when some or all of the money that you invested in the Fund is paid back to you. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amounts and sources of distribution and other related information. The amounts and sources of the distributions contained in a notice and press release are only estimates and are not provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the remainder of its fiscal year and may be subject to changes based on tax regulations. The Fund will send you a Form 1099-DIV for the calendar year that will tell you how to report these distributions for federal income tax purposes.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; and (2) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at https://individuals.voya.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Fund’s Forms NPORT-P are available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings is available at: https://individuals.voya.com/product/closed-end-fund/prospectuses-reports and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2026 (Unaudited)

ASSETS:
Investments in securities at fair value*	$510,753,033
Short-term investments at fair value†	5,348,000
Cash	1,307,844
Cash pledged as collateral for OTC derivatives (Note 2)	1,530,485
Foreign currencies at value‡	196,843
Receivables:
Investment securities and currencies sold	1,791,453
Dividends	743,643
Interest	3,645
Foreign tax reclaims	873,178
Unrealized appreciation on forward foreign currency contracts	33,442
Prepaid expenses	3,287
Due from broker	560,000
Other assets	29,595
Total assets	523,174,448

LIABILITIES:
Payable for investment securities and currencies purchased	94,508
Unrealized depreciation on forward foreign currency contracts	261,062
Payable for investment management fees	376,070
Payable to trustees under the deferred compensation plan (Note 6)	29,595
Payable for trustee fees	1,241
Other accrued expenses and liabilities	110,355
Written options, at fair value^	1,005,624
Total liabilities	1,878,455
NET ASSETS	$521,295,993

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$414,052,156
Total distributable earnings	107,243,837
NET ASSETS	$521,295,993

* Cost of investments in securities	$406,654,560
† Cost of short-term investments	$5,348,000
‡ Cost of foreign currencies	$197,106
^ Premiums received on written options	$2,167,894

Net assets	$521,295,993
Shares authorized	unlimited
Par value	$0.010
Shares outstanding	78,966,925
Net asset value	$6.60

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the six months ended August 31, 2026 (Unaudited)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$7,503,059
Interest	135,593
Other	1,465
Total investment income	7,640,117

EXPENSES:
Investment management fees	2,125,824
Transfer agent fees	15,435
Shareholder reporting expense	84,831
Professional fees	42,569
Custody and accounting expense	34,619
Trustee fees	6,203
Miscellaneous expense	57,999
Total expenses	2,367,480
Net investment income	5,272,637

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	15,690,728
Forward foreign currency contracts	887,012
Foreign currency related transactions	114,947
Written options	4,414,367
Net realized gain	21,107,054

Net change in unrealized appreciation (depreciation) on:
Investments	13,508,287
Forward foreign currency contracts	89,787
Foreign currency related transactions	(12,120)
Written options	5,877,374
Net change in unrealized appreciation (depreciation)	19,463,328
Net realized and unrealized gain	40,570,382
Increase in net assets resulting from operations	$45,843,019

* Foreign taxes withheld	$454,236

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2026	Year Ended
	(Unaudited)	February 28, 2026
FROM OPERATIONS:
Net investment income	$5,272,637	$9,983,312
Net realized gain	21,107,054	46,644,525
Net change in unrealized appreciation (depreciation)	19,463,328	3,701,035
Increase in net assets resulting from operations	45,843,019	60,328,872

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital)	(23,665,517)	(6,759,030)
Return of capital	—	(40,562,078)
Total distributions	(23,665,517)	(47,321,108)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	630,322	—
Net increase in net assets resulting from capital share transactions	630,322	—
Net increase in net assets	22,807,824	13,007,764

NET ASSETS:
Beginning of year or period	498,488,169	485,480,405
End of year or period	$521,295,993	$498,488,169

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
		Income (loss) from investment operations				Less Distributions										Ratios to average net assets
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Accretion to net asset value due to tender offer	Net asset value, end of year or period	Market value, end of year or period	Total investment return at net asset value(1)	Total investment return at market value(2)	Net assets, end of year or period 000's	Gross expenses prior to expense waiver/ recoupment(3)	Net expenses after expense waiver/ recoupment(3),(4)	Net investment income (loss)(3),(4)	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($000's)	(%)	(%)	(%)	(%)
08-31-26+	6.32	0.07	•	0.51	0.58	0.08	0.22	—	0.30	—	6.60	6.61	9.60	15.62	521,296	0.95	0.95	2.11	22
02-28-26	6.16	0.13	•	0.63	0.76	0.09	—	0.51	0.60	—	6.32	6.00	13.82	18.86	498,488	0.96	0.96	2.07	93
02-28-25	5.89	0.13	•	0.72	0.85	0.20	—	0.38	0.58	—	6.16	5.60	16.39	22.19	485,480	0.99	0.99	2.12	70
02-29-24	5.97	0.16	•	0.24	0.40	0.18	—	0.30	0.48	—	5.89	5.10	8.45	4.79	464,273	0.99	0.99	2.73	69
02-28-23	6.36	0.15	•	(0.06)	0.09	0.23	—	0.25	0.48	—	5.97	5.35	2.45	(1.04)	476,230	0.96	0.94	2.43	77
02-28-22	6.01	0.12	•	0.69	0.81	0.16	—	0.32	0.48	0.02	6.36	5.90	14.60	16.80	513,111	1.01	0.99	1.90	64
02-28-21	6.26	0.12	•	0.11	0.23	0.06	—	0.42	0.48	—	6.01	5.47	5.65	9.44	571,059	0.97	0.97	2.01	74
02-29-20	7.02	0.18		(0.31)	(0.13)	0.18	—	0.45	0.63	—	6.26	5.50	(1.69)	(7.57)	607,858	1.01	1.00	2.52	122
02-28-19	8.03	0.14		(0.42)	(0.28)	0.17	0.11	0.45	0.73	—	7.02	6.56	(2.91)	(3.63)	681,558	1.25	1.20	1.88	39
02-28-18	8.01	0.15		0.60	0.75	0.30	—	0.43	0.73	—	8.03	7.56	10.28	14.08	779,108	1.23	1.20	1.87	33
02-28-17	7.52	0.19		1.18	1.37	0.62	—	0.26	0.88	—	8.01	7.29	20.78	26.97	777,289	1.23	1.20	2.39	31

(1)	Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.
(2)	Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited)

NOTE 1 — ORGANIZATION

Voya Global Equity Dividend and Premium Opportunity Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is organized as a Delaware statutory trust.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. The Investment Adviser has engaged Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, to serve as the Sub-Adviser to the Fund.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services - Investment Companies.

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern Time unless otherwise designated by the CTA). The NAV per share of the Fund is calculated by taking the value of the Fund’s assets, subtracting the Fund’s liabilities, and dividing by the number of shares that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.

Portfolio securities for which market quotations are readily available are valued at market value. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. Foreign securities’ prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close.

When a market quotation for a portfolio security is not readily available or is deemed unreliable (for example when trading has been halted or there are unexpected market closures or other material events that would suggest that the market quotation is unreliable) and for purposes of determining the value of other Fund assets, the asset is priced at its fair value. The Board has designated the Investment Adviser, as the valuation designee, to make fair value determinations in good faith. In determining the fair value of the Fund’s assets, the Investment Adviser, pursuant to its fair valuation policy, may consider inputs from pricing service providers, broker-dealers, or the Fund’s sub-adviser(s). Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of an asset’s fair value. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. The prices of foreign securities will generally be adjusted based on inputs from an independent pricing service that are intended to reflect valuation changes through the NYSE close. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.

The Fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date.

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads).

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value).

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Valuation Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments is presented only when the Fund has a significant amount of Level 3 investments.

B. Securities Transactions and Revenue Recognition. Securities transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income, adjusted for the accretion of discounts and amortization of premiums (if applicable), is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

greater with respect to securities of issuers in emerging markets.

D. Distributions to Shareholders. The Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. Such monthly distributions may also consist of return of capital. Under the Managed Distribution Policy, the Fund may make periodic distributions of long-term capital gains more frequently than once per taxable year. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written in its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a U.S. federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on U.S. federal income tax returns for all open tax years in making this determination. The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

F. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the Use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly and efficiently, than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:

Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of the Fund to achieve its investment objectives.

Foreign Exchange Rate Risk. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by the Fund through foreign currency exchange

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

transactions. Currency rates may fluctuate significantly over short periods of time.

Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

Interest Rate Risk. A rise in market interest rates generally results in a fall in the value of bonds and other debt instruments; conversely, values generally rise as market interest rates fall. Interest rate risk is generally greater for debt instruments than floating-rate instruments. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is to changes in market interest rates. Duration is a measure of sensitivity of the price of a debt instrument to a change in interest rate. The U.S. Federal Reserve Board recently lowered interest rates following a period of consistent rate increases. Declining market interest rates increase the likelihood that debt instruments will be pre-paid. Rising market interest rates have unpredictable effects on the markets and may expose debt and related markets to heightened volatility. To the extent that a mutual fund invests in debt instruments, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. Increased redemptions may cause a mutual fund to liquidate portfolio positions when it may not be advantageous to do so and may lower returns. If dealer capacity in debt markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in debt markets. Fiscal, economic, monetary, or other governmental policies or measures have in the past, and may in the future, cause or exacerbate risks associated with interest rates, including changes in interest rates. Negative or very low interest rates could magnify the risks associated with changes in interest rates. In general, changing interest rates, including rates that fall below zero, could have unpredictable effects on markets and may expose debt and related markets to heightened volatility. Changes to monetary policy by the U.S. Federal Reserve Board or other regulatory actions could expose debt and related markets to heightened volatility, interest rate sensitivity, and reduced liquidity, which may impact operations and return potential.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated over-the-counter (“OTC”) with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the Fund’s International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

As of August 31, 2026, the maximum amount of loss the Fund would incur if the counterparties to its derivative transactions failed to perform would be $33,442 which represents the gross payments to be received by the Fund on open forward foreign currency contracts were they to be unwound as of August 31, 2026. As of August 31, 2026, the Fund did not receive any cash collateral for its open OTC derivative transactions.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2026, the Fund had a liability position of $1,266,686 on open forward foreign currency contracts and written options with credit related contingent features. If a contingent feature would have been triggered as of August 31, 2026, the Fund could have been required to pay this amount in cash to its counterparties. As of August 31, 2026, the Fund had pledged $1,530,485 in cash collateral for its open OTC derivatives transactions. There were no credit events during the period ended August 31, 2026 that triggered any credit related contingent features.

H. Forward Foreign Currency Contracts and Futures Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

During the period ended August 31, 2026, the Fund used forward foreign currency contracts to hedge its investments in non-U.S. dollar denominated equity securities in an attempt to decrease the volatility of the Fund’s NAV.

During the period ended August 31, 2026, the Fund had average quarterly contract amounts on forward foreign currency contracts to buy and sell of $5,971,687 and $55,044,713, respectively. Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts at August 31, 2026.

The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table following the Fund’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Fund’s Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Fund’s Statement of Operations. Realized gains (losses) are reported in the Fund’s Statement of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. The Fund purchases and sells futures contracts on various equity indices to enable the Fund to make market directional tactical decisions to enhance returns, to protect against a decline in its assets or as a substitute for the purchase or sale of equity securities. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The Fund did not enter into any futures contracts during the period ended August 31, 2026.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund’s option strategy seeks to reduce volatility of total returns and to supplement distributions by selling call options and the Fund may also purchase put options on equity indices.

During the period ended August 31, 2026, the Fund had an average quarterly notional amount on written equity options of $255,030,317. Please refer to the table within the Portfolio of Investments for open written equity options at August 31, 2026.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of investments for the period ended August 31, 2026, excluding short-term securities, were $109,599,871 and $118,710,513, respectively.

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment management and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, payable monthly, based on an annual rate of 0.85% of the Fund’s average daily managed assets. For purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2026, there were no preferred shares outstanding.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily managed assets of the Fund. Subject to policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, other investment-related costs, leverage expenses, extraordinary expenses such as litigation or other expenses not incurred in the ordinary course of business, and expenses of any counsel or other persons or services retained by the independent trustees to 1.00% of average daily managed assets.

NOTE 7 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:.

The Expense Limitation Agreement is contractual through March 1, 2027. Termination or modification of this obligation requires approval by the Board.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, this results in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

	Reinvestment of distributions	Net increase (decrease) in shares outstanding	Reinvestment of distributions	Net increase (decrease)
Year or period ended	#	#	($)	($)
8/31/2026	98,411	98,411	630,322	630,322
2/28/2026	—	—	—	—

Share Repurchase Program

Effective April 1, 2026, pursuant to an open-market share repurchase program, the Fund may purchase, over the period ending March 31, 2027, up to 10% of its stock in open-market transactions. Previously, pursuant to an open-market share repurchase program effective April 1, 2025, the Fund could have purchased, over the one year period ended March 31, 2026, up to 10% of its stock in open market transactions. The amount and timing of the repurchases will be at the discretion of the Fund’s management, subject to market conditions and investment considerations. There is no assurance that the Fund will purchase shares at any particular discount level or in any particular amounts. Any repurchases made under this program would be made on a national securities exchange at the prevailing market price, subject to exchange requirements and volume, timing and other limitations under federal securities laws. The share repurchase program seeks to enhance shareholder value by purchasing shares trading at a discount from their NAV per share. The open-market share repurchase program does not obligate the Fund to repurchase any dollar amount or number of shares of its stock.

For the period ended August 31, 2026 and the year ended February 28, 2026, the Fund had no repurchases.

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 8 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their U.S. federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for U.S. federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund's tax year-end of December 31, 2026. The composition of distributions presented below may differ from amounts presented elsewhere in this report due to differences in calculations between GAAP (book) and tax.

The tax composition of dividends and distributions paid as of the Fund's most recent tax year-ends was as follows:

Tax Year Ended December 31, 2025		Tax Year Ended December 31, 2024
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$6,816,101	$40,505,007	$15,711,603	$28,454,765

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for U.S. federal income tax purposes as of December 31, 2025, were:

Unrealized Appreciation/	Capital Loss Carryforwards			Total Distributable
(Depreciation)	Amount	Character	Other	Earnings/(Loss)
$77,506,901	$(10,379,443)	Short-term	$(4,344,490)	$62,782,968

The Fund’s major tax jurisdictions are U.S. federal and Arizona state.

As of August 31, 2026, no provision for income tax is required in the Fund's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 9 — MARKET DISRUPTION AND GEOPOLITICAL RISK

The Fund may be adversely affected by market, economic, political, regulatory, public health, environmental, technological, or geopolitical events or conditions, including government actions, trade restrictions, tariffs, sanctions, wars or other conflicts, terrorism, civil unrest, financial institution difficulties or failures, cybersecurity incidents, supply chain disruptions, rapid technological developments such as artificial intelligence, and natural or environmental disasters. Because global markets and economies are increasingly interconnected, events in one country, region, or market may adversely affect issuers, securities markets, foreign exchange rates, interest rates, inflation, investor sentiment, or economies elsewhere, including markets to which the Fund has no direct exposure.

Such events may result in increased market volatility,

reduced liquidity, market closures, trading restrictions, economic downturns, higher default rates, valuation difficulties, increased shareholder redemptions, or declines in the value of the Fund’s investments. These events also may disrupt the operations of the Fund, its service providers, counterparties, or other market participants. The occurrence, duration, and effects of these events, and of governmental or regulatory responses to them, are difficult to predict and could cause the Fund to lose value.

NOTE 10 — SEGMENT REPORTING

In November 2023, the FASB issued Accounting Standards Update (“ASU”), ASU 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures, which aims to improve reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. Adoption of ASU 2023-07, impacts financial statement disclosure only and did not

NOTES TO FINANCIAL STATEMENTS as of August 31, 2026 (Unaudited) (continued)

NOTE 10 — SEGMENT REPORTING (continued)

affect the Fund’s financial position or operating results.

Topic 280 defines an operating segment as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the chief operating decision maker (“CODM”) to assess performance and make resource allocation decisions. The Fund has one operating segment that derives its income from earnings on its investments. The Product Review Committee (the “Committee”) of the Investment Adviser and its affiliates is deemed to be the CODM. The Committee is comprised of executive leaders and it reviews the operating results of the Fund holistically. The CODM considers changes in net assets from operations, expense ratios, total returns and fund composition to make resource allocation decisions. Detailed financial information regarding the Fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Portfolio of Investments, results of operations on the Statement of Operations and other information about the Fund's performance, including total return, portfolio turnover and expense ratios within the Financial Highlights.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

The Fund has adopted the provisions of Financial Accounting Standards Board Accounting Standards Update 2023-09 (“ASU 2023-09”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures. ASU 2023-09 enhances income tax disclosures, including providing specific categories in rate reconciliation and income taxes paid. Upon evaluation, the adoption of the new accounting standard does not materially impact the financial statement amounts or disclosures.

In September 2026, the FASB issued ASU No. 2026-03, Fair Value Measurement (Topic 820) - Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments in the ASU require contractual sale restrictions to be considered in measuring the fair value of equity securities and require disclosure of the amount of the discount attributable to the contractual sale restriction. The ASU is effective for interim and annual reporting periods beginning after December 15, 2027, with early adoption permitted. Management is currently evaluating the impact on the financial statements.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2026, the Fund made distributions of:

Per Share	Declaration	Payable	Record
Amount	Date	Date	Date
$0.050	8/17/2026	9/15/2026	9/1/2026
$0.050	9/15/2026	10/15/2026	10/1/2026
$0.050	10/15/2026	11/16/2026	11/2/2026

Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: 97.0%
	Australia: 1.5%
25,368	Computershare Ltd.	$722,258	0.1
444,616	Medibank Pvt Ltd.	1,538,748	0.3
633,630	Scentre Group	1,628,217	0.3
417,187	Telstra Group Ltd.	1,394,899	0.3
232,215	Transurban Group	2,376,457	0.5
		7,660,579	1.5
	Canada: 4.2%
51,429	Bank of Nova Scotia	4,707,816	0.9
80,635	Canadian Natural Resources Ltd.	4,042,950	0.8
13,455	Canadian Tire Corp. Ltd. - Class A	1,823,383	0.3
30,509	CCL Industries, Inc. - Class B	2,047,215	0.4
55,116	Keyera Corp.	2,390,434	0.5
17,883	Stantec, Inc.	1,303,854	0.3
56,157	Suncor Energy, Inc.	3,757,306	0.7
13,508	Toronto-Dominion Bank	1,634,176	0.3
1,729	WSP Global, Inc.	234,846	0.0
		21,941,980	4.2
	Denmark: 0.6%
58,144	Danske Bank A/S	3,360,991	0.6

	Finland: 0.1%
45,570	Sampo Oyj - Class A	513,550	0.1

	France: 2.8%
10,492	Air Liquide SA	2,064,029	0.4
71,595	AXA SA	3,574,793	0.7
28,359	BNP Paribas SA	3,376,348	0.6
30,142	Bureau Veritas SA	953,903	0.2
85,543	Carrefour SA	1,554,226	0.3
8,050	Danone SA	600,320	0.1
34,546	Engie SA	986,840	0.2
5,859	Ipsen SA	1,109,640	0.2
6,763	TotalEnergies SE	595,914	0.1
		14,816,013	2.8
	Germany: 1.4%
66,635	Deutsche Telekom AG, Reg	2,189,872	0.4
36,912	Fresenius SE & Co. KGaA	1,939,882	0.4
5,733	Mercedes-Benz Group AG	313,743	0.1
3,319	SAP SE	730,478	0.1
21,307 (1)	Scout24 SE	1,969,651	0.4
		7,143,626	1.4
	Hong Kong: 0.8%
20,800	Hong Kong Exchanges & Clearing Ltd.	1,124,582	0.2
230,500	Power Assets Holdings Ltd.	1,769,715	0.4
1,203,000 (1)	WH Group Ltd.	1,135,584	0.2
		4,029,881	0.8
	Ireland: 0.3%
106,957	AIB Group PLC	1,360,908	0.3

	Israel: 0.3%
55,379	Bank Leumi Le-Israel BM	1,411,845	0.3

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Italy: 1.1%
50,424	Eni SpA	$1,378,361	0.2
254,079	Intesa Sanpaolo SpA	2,001,681	0.4
51,280	Terna - Rete Elettrica Nazionale	579,940	0.1
19,797	UniCredit SpA	1,932,186	0.4
		5,892,168	1.1
	Japan: 4.8%
133,800	Asahi Kasei Corp.	1,369,567	0.3
146,700	Astellas Pharma, Inc.	2,175,005	0.4
68,400	Central Japan Railway Co.	1,695,643	0.3
35,700	Daiichi Sankyo Co. Ltd.	639,328	0.1
56,200	Daiwa House Industry Co. Ltd.	1,640,403	0.3
100,100	ENEOS Holdings, Inc.	834,628	0.2
54,100	Japan Exchange Group, Inc.	755,981	0.2
61,200	Japan Tobacco, Inc.	2,646,853	0.5
164,200	Kirin Holdings Co. Ltd.	3,134,819	0.6
1,094,700	LY Corp.	3,814,690	0.7
17,700	NEC Corp.	539,713	0.1
211,900	Nippon Telegraph & Telephone Corp.	228,481	0.0
78,500	Nitto Denko Corp.	1,714,353	0.3
10,800	ORIX Corp.	420,183	0.1
46,400	Secom Co. Ltd.	1,878,069	0.4
57,300	Suntory Beverage & Food Ltd.	1,614,595	0.3
		25,102,311	4.8
	Netherlands: 1.8%
33,337	ASR Nederland NV	2,809,301	0.5
4,307	Heineken Holding NV	341,593	0.1
1,603	Heineken NV	135,336	0.0
8,388	ING Groep NV	296,939	0.1
549,680	Koninklijke KPN NV	2,639,010	0.5
33,982	NN Group NV	3,072,251	0.6
		9,294,430	1.8
	New Zealand: 0.1%
31,099	Fisher & Paykel Healthcare Corp. Ltd.	816,897	0.1

	Norway: 1.0%
89,964	DNB Bank ASA	3,063,907	0.6
35,054	Equinor ASA	1,503,485	0.3
24,282	Mowi ASA	533,345	0.1
7,375	Telenor ASA	108,213	0.0
		5,208,950	1.0
	Puerto Rico: 0.6%
17,297	Popular, Inc.	2,909,182	0.6

	Singapore: 0.6%
154,600	Singapore Exchange Ltd.	3,094,763	0.6

	Spain: 1.2%
78,133 (1)	Aena SME SA	2,394,958	0.5
115,325	Repsol SA	3,678,239	0.7
		6,073,197	1.2
	Sweden: 0.5%
51,148	Swedbank AB - Class A	2,003,736	0.4

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	Sweden (continued)
115,854	Telia Co. AB	$526,786	0.1
		2,530,522	0.5
	Switzerland: 1.0%
26,473	ABB Ltd., Reg	2,592,382	0.5
2,228	Galderma Group AG	461,981	0.1
8,446	Sandoz Group AG	709,284	0.1
10,933	SGS SA	1,253,108	0.3
		5,016,755	1.0
	United Kingdom: 3.7%
1,280	AstraZeneca PLC - GBP	206,358	0.0
90,622	BAE Systems PLC	2,486,269	0.5
180,079	Barclays PLC	1,194,280	0.2
33,871	British American Tobacco PLC	1,881,995	0.4
239,500	CK Hutchison Holdings Ltd.	2,138,544	0.4
11,897	GSK PLC	299,204	0.1
58,550	Imperial Brands PLC	2,000,473	0.4
257,070	NatWest Group PLC	2,337,417	0.4
1,618	Next PLC	338,347	0.1
132,307	Rolls-Royce Holdings PLC	2,689,020	0.5
154,009	Sage Group PLC	2,251,278	0.4
50,990	Smith & Nephew PLC	729,247	0.1
28,465	Smiths Group PLC	994,839	0.2
		19,547,271	3.7
	United States: 68.6%
29,427	AbbVie, Inc.	7,545,671	1.5
3,308	Accenture PLC - Class A	627,726	0.1
2,392	Acuity Brands, Inc.	793,642	0.2
288,214	ADT, Inc.	2,129,901	0.4
15,004	Allstate Corp.	3,868,031	0.7
26,961	Ally Financial, Inc.	1,138,024	0.2
6,702	Alphabet, Inc. - Class A	2,274,324	0.4
58,958	Altria Group, Inc.	4,037,444	0.8
4,256	American Electric Power Co., Inc.	521,062	0.1
4,223	Ameriprise Financial, Inc.	2,335,784	0.5
11,877	AMETEK, Inc.	2,793,114	0.5
1,323	Aon PLC - Class A	425,371	0.1
3,924	Applied Materials, Inc.	1,798,722	0.3
18,103	AptarGroup, Inc.	2,382,717	0.5
10,735	Assurant, Inc.	3,025,767	0.6
2,655	Automatic Data Processing, Inc.	759,755	0.1
29,929	Avnet, Inc.	2,680,441	0.5
27,252	Axis Capital Holdings Ltd.	2,691,952	0.5
10,667	Bank of New York Mellon Corp.	1,720,374	0.3
7,985	Booking Holdings, Inc.	1,589,734	0.3
63,158	Bristol-Myers Squibb Co.	4,219,586	0.8
75,260	Brixmor Property Group, Inc.	2,174,261	0.4
18,978	Broadridge Financial Solutions, Inc.	3,461,208	0.7
14,222	Cardinal Health, Inc.	3,336,766	0.6
8,626	Cboe Global Markets, Inc.	2,589,525	0.5
10,024	Cencora, Inc.	3,243,766	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
20,110	Charles Schwab Corp.	$2,208,480	0.4
465	Chesapeake Energy Corp.	45,644	0.0
3,038	Chord Energy Corp.	446,920	0.1
11,318	Cigna Group	3,124,673	0.6
16,629	Cintas Corp.	3,355,566	0.6
29,170	Citigroup, Inc.	3,839,355	0.7
8,917	Citizens Financial Group, Inc.	614,114	0.1
13,271	CME Group, Inc.	3,788,871	0.7
39,861	CNA Financial Corp.	1,936,049	0.4
77,306	Coca-Cola Co.	6,854,723	1.3
38,594	Colgate-Palmolive Co.	3,466,513	0.7
42,786	Commerce Bancshares, Inc.	2,469,180	0.5
36,461	COPT Defense Properties	1,312,596	0.3
31,896	CVS Health Corp.	2,995,353	0.6
14,424	Delta Air Lines, Inc.	1,125,072	0.2
58,762	Devon Energy Corp.	2,850,545	0.6
9,016	Digital Realty Trust, Inc.	1,673,279	0.3
24,423	Dolby Laboratories, Inc. - Class A	1,503,480	0.3
464	Domino's Pizza, Inc.	158,716	0.0
29,218	Duke Energy Corp.	3,503,530	0.7
2,164	DuPont de Nemours, Inc.	291,253	0.1
490	Ecolab, Inc.	138,768	0.0
35,241	Edison International	1,902,309	0.4
4,208	Elevance Health, Inc.	1,651,808	0.3
6,350	Emerson Electric Co.	967,994	0.2
25,205	EOG Resources, Inc.	3,653,717	0.7
20,008	Evergy, Inc.	1,621,048	0.3
23,464	Eversource Energy	1,645,765	0.3
62,733	Exelon Corp.	2,742,687	0.5
1,521	Expedia Group, Inc.	482,340	0.1
4,795	Flowserve Corp.	379,237	0.1
12,255	Fortive Corp.	721,084	0.1
28,488	Fox Corp. - Class A	1,918,667	0.4
2,613	General Dynamics Corp.	970,338	0.2
11,011	General Motors Co.	950,470	0.2
82,508	Genpact Ltd.	3,133,654	0.6
17,822	Globe Life, Inc.	3,077,325	0.6
19,800	Hancock Whitney Corp.	1,474,902	0.3
14,589	Hanover Insurance Group, Inc.	3,298,719	0.6
23,848	Hartford Financial Services Group, Inc.	3,276,238	0.6
2,653 (2)	Honeywell Aerospace, Inc.	419,466	0.1
2,653	Honeywell International, Inc.	566,495	0.1
8,972	Host Hotels & Resorts, Inc.	196,756	0.0
11,463	Intuit, Inc.	4,118,656	0.8
19,123	Jack Henry & Associates, Inc.	3,210,943	0.6
28,847	Johnson & Johnson	7,668,975	1.5
71,706	KeyCorp	1,549,567	0.3
110,017	Kinder Morgan, Inc.	3,546,948	0.7
10,410	KLA Corp.	1,826,435	0.4

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
576	Lamar Advertising Co. - Class A	$85,830	0.0
5,229	Lancaster Colony Corp.	589,047	0.1
19,897	Las Vegas Sands Corp.	871,688	0.2
16,389	Leidos Holdings, Inc.	2,297,902	0.4
1,941	Linde PLC	950,275	0.2
18,305	Marsh & McLennan Cos., Inc.	3,474,289	0.7
3,444	McKesson Corp.	3,049,042	0.6
40,447	Medtronic PLC	3,666,521	0.7
11,318	Meta Platforms, Inc. - Class A	6,477,744	1.2
30,905	MetLife, Inc.	2,941,229	0.6
8,224	Micron Technology, Inc.	7,884,596	1.5
78,755	Microsoft Corp.	39,951,624	7.7
138	MSCI, Inc.	78,748	0.0
9,188	National Retail Properties, Inc.	415,298	0.1
23,691	NetApp, Inc.	4,389,705	0.8
33,997	New York Times Co. - Class A	2,286,978	0.4
1,957	NewMarket Corp.	1,756,799	0.3
29,213	News Corp. - Class A	897,131	0.2
64,409	NiSource, Inc.	2,635,616	0.5
7,227	Northern Trust Corp.	1,341,042	0.3
13,138	NVIDIA Corp.	2,900,608	0.6
9,521	OneMain Holdings, Inc.	594,682	0.1
34,411	ONEOK, Inc.	3,303,800	0.6
3,734	Paycom Software, Inc.	892,799	0.2
41,373	PayPal Holdings, Inc.	2,178,909	0.4
22,150	PBF Energy, Inc. - Class A	1,616,728	0.3
30,645	PepsiCo, Inc.	4,300,719	0.8
166,283	Pfizer, Inc.	4,732,414	0.9
148,783	PG&E Corp.	1,974,350	0.4
7,539	Philip Morris International, Inc.	1,412,055	0.3
50,161	Portland General Electric Co.	2,450,866	0.5
9,246	Primerica, Inc.	2,659,612	0.5
27,039	Procter & Gamble Co.	3,923,900	0.8
6,159	Prologis, Inc.	861,767	0.2
15,212	Qualcomm, Inc.	2,593,342	0.5
6,233	Raymond James Financial, Inc.	1,110,534	0.2
28,503	Regency Centers Corp.	2,131,169	0.4
2,174	Regeneron Pharmaceuticals, Inc.	1,737,200	0.3
8,730	RingCentral, Inc. - Class A	607,783	0.1
11,260	Ross Stores, Inc.	2,573,360	0.5
3,633	RPM International, Inc.	378,195	0.1
94,721	Sabra Health Care REIT, Inc.	1,931,361	0.4
16,143	Sanofi	1,435,256	0.3
14,207	Simon Property Group, Inc.	3,016,430	0.6
23,102	SLM Corp.	599,959	0.1
37,550	SS&C Technologies Holdings, Inc.	3,115,523	0.6

			Percentage
			of Net
Shares		Value	Assets
COMMON STOCK: (continued)
	United States (continued)
4,260	STERIS PLC	$991,046	0.2
27,121	Synchrony Financial	2,090,487	0.4
16,594	TJX Cos., Inc.	2,222,103	0.4
15,355	T-Mobile US, Inc.	2,770,656	0.5
21,147	Tradeweb Markets, Inc. - Class A	2,277,532	0.4
403	Trane Technologies PLC	179,093	0.0
22,534	Travel + Leisure Co.	1,549,438	0.3
57,999	Truist Financial Corp.	2,875,590	0.6
4,741	Tyson Foods, Inc. - Class A	261,419	0.1
38,870	UGI Corp.	1,494,551	0.3
25,079	UL Solutions, Inc. - Class A	1,868,887	0.4
16,068	Union Pacific Corp.	4,831,166	0.9
35,446	Unum Group	3,304,276	0.6
64,814	US Bancorp	3,991,246	0.8
4,570	Valero Energy Corp.	1,640,264	0.3
12,906	Ventas, Inc.	1,176,640	0.2
33,510	Veralto Corp.	3,303,081	0.6
8,922	VeriSign, Inc.	2,572,034	0.5
74,412	Verizon Communications, Inc.	3,722,088	0.7
45,088	Viatris, Inc.	744,403	0.1
28,071	Viper Energy, Inc. - Class A	1,257,300	0.2
3,157	Watts Water Technologies, Inc. - Class A	1,154,673	0.2
8,137	Williams Cos., Inc.	610,682	0.1
12,928	Zions Bancorp NA	862,168	0.2
		357,665,139	68.6
	Total Common Stock
	(Cost $402,124,121)	505,390,958	97.0

EXCHANGE-TRADED FUNDS: 0.9%
17,077	iShares MSCI EAFE Value ETF	1,397,070	0.3
13,396	iShares Russell 1000 Value ETF	3,441,566	0.6
		4,838,636	0.9
	Total Exchange-Traded Funds
	(Cost $4,067,524)	4,838,636	0.9

PREFERRED STOCK: 0.1%
	Germany: 0.1%
5,946	Henkel AG & Co. KGaA	523,439	0.1
	Total Preferred Stock
	(Cost $462,915)	523,439	0.1
	Total Long-Term Investments
	(Cost $406,654,560)	510,753,033	98.0

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

			Percentage
			of Net
Shares		Value	Assets
SHORT-TERM INVESTMENTS: 1.0%
	Mutual Funds: 1.0%
5,348,000(3)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 3.580%
	(Cost $5,348,000)	$5,348,000	1.0

	Total Short-Term Investments
	(Cost $5,348,000)	$5,348,000	1.0
	Total Investments in Securities
	(Cost $412,002,560)	$516,101,033	99.0
	Assets in Excess of Other Liabilities	5,194,960	1.0
	Net Assets	$521,295,993	100.0

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)	Non-income producing security.

(3)	Rate shown is the 7-day yield as of August 31, 2026.

Percentage
Sector Diversification	of Net Assets
Financials	24.4%
Information Technology	14.8
Industrials	11.7
Health Care	11.4
Consumer Staples	7.8
Energy	7.1
Communication Services	6.4
Utilities	4.6
Real Estate	3.5
Consumer Discretionary	2.9
Materials	2.5
Exchange-Traded Funds	0.9
Short-Term Investments	1.0
Assets in Excess of Other Liabilities	1.0
Net Assets	100.0%

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2026 in valuing the assets and liabilities:

	Quoted Prices
	in Active Markets	Significant Other	Significant
	for Identical	Observable	Unobservable	Fair Value
	Investments	Inputs#	Inputs	at
	(Level 1)	(Level 2)	(Level 3)	August 31, 2026
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$7,660,579	$—	$7,660,579
Canada	21,941,980	—	—	21,941,980
Denmark	—	3,360,991	—	3,360,991
Finland	—	513,550	—	513,550
France	—	14,816,013	—	14,816,013
Germany	1,939,882	5,203,744	—	7,143,626
Hong Kong	—	4,029,881	—	4,029,881
Ireland	—	1,360,908	—	1,360,908
Israel	—	1,411,845	—	1,411,845
Italy	—	5,892,168	—	5,892,168
Japan	—	25,102,311	—	25,102,311
Netherlands	—	9,294,430	—	9,294,430
New Zealand	—	816,897	—	816,897
Norway	108,213	5,100,737	—	5,208,950
Puerto Rico	2,909,182	—	—	2,909,182
Singapore	—	3,094,763	—	3,094,763
Spain	—	6,073,197	—	6,073,197
Sweden	—	2,530,522	—	2,530,522
Switzerland	—	5,016,755	—	5,016,755
United Kingdom	—	19,547,271	—	19,547,271
United States	356,229,883	1,435,256	—	357,665,139
Total Common Stock	383,129,140	122,261,818	—	505,390,958
Exchange-Traded Funds	4,838,636	—	—	4,838,636
Preferred Stock	—	523,439	—	523,439
Short-Term Investments	5,348,000	—	—	5,348,000
Total Investments, at fair value	$393,315,776	$122,785,257	$—	$516,101,033
Other Financial Instruments+
Forward Foreign Currency Contracts	—	33,442	—	33,442
Total Assets	$393,315,776	$122,818,699	$—	$516,134,475
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(261,062)	$—	$(261,062)
Written Options	—	(1,005,624)	—	(1,005,624)
Total Liabilities	$—	$(1,266,686)	$—	$(1,266,686)

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund’s investments are categorized as Level 2 investments.
+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

At August 31, 2026, the following forward foreign currency contracts were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

						Unrealized
						Appreciation
Currency Purchased		Currency Sold		Counterparty	Settlement Date	(Depreciation)
USD	11,309,567	JPY	1,800,500,000	Goldman Sachs International	09/08/26	$33,442
USD	10,513,814	CAD	14,600,000	Goldman Sachs International	09/08/26	(23,306)
USD	22,202,300	EUR	19,200,000	Goldman Sachs International	09/08/26	(104,662)
USD	8,403,445	GBP	6,300,000	Goldman Sachs International	09/08/26	(133,094)
						$(227,620)

At August 31, 2026, the following OTC written equity options were outstanding for Voya Global Equity Dividend and Premium Opportunity Fund:

		Put/	Expiration	Exercise		Number of	Notional		Premiums
Description	Counterparty	Call	Date	Price		Contracts	Amount		Received	Fair Value
iShares MSCI EAFE ETF	Royal Bank of Canada	Call	09/18/26	USD	112.080	912,943	USD	98,095,725	$561,369	$(57,762)
State Street Consumer Staples Select Sector SPDR ETF	Citibank N.A.	Call	10/02/26	USD	88.140	546,575	USD	46,447,944	441,797	(199,405)
State Street Financial Select Sector SPDR ETF	Citibank N.A.	Call	09/04/26	USD	57.720	627,775	USD	36,228,895	385,328	(188,174)
State Street Financial Select Sector SPDR ETF	Citibank N.A.	Call	09/04/26	USD	58.000	627,775	USD	36,228,895	325,250	(107,706)
State Street Health Care Select Sector SPDR ETF	UBS AG	Call	09/04/26	USD	166.230	48,287	USD	8,234,865	109,974	(220,284)
State Street Health Care Select Sector SPDR ETF	UBS AG	Call	09/04/26	USD	167.450	48,287	USD	8,234,865	91,093	(165,364)
State Street Industrial Select Sector SPDR ETF	Royal Bank of Canada	Call	10/02/26	USD	185.660	126,491	USD	22,152,369	253,083	(66,929)
									$2,167,894	$(1,005,624)

Currency Abbreviations:

CAD	—	Canadian Dollar
EUR	—	EU Euro
GBP	—	British Pound
JPY	—	Japanese Yen
USD	—	United States Dollar

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of August 31, 2026 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$33,442
Total Asset Derivatives		$33,442
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$261,062
Equity contracts	Written options, at fair value	1,005,624
Total Liability Derivatives		$1,266,686

See Accompanying Notes to Financial Statements

Voya Global Equity Dividend and Premium Opportunity Fund	PORTFOLIO OF INVESTMENTS as of August 31, 2026 (Unaudited) (continued)

The effect of derivative instruments on the Fund's Statement of Operations for the period ended August 31, 2026 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

	Forward
	foreign
	currency	Written
Derivatives not accounted for as hedging instruments	contracts	options	Total
Equity contracts	$—	$4,414,367	$4,414,367
Foreign exchange contracts	887,012	—	887,012
Total	$887,012	$4,414,367	$5,301,379

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

	Forward
	foreign
	currency	Written
Derivatives not accounted for as hedging instruments	contracts	options	Total
Equity contracts	$—	$5,877,374	$5,877,375
Foreign exchange contracts	89,787	—	89,786
Total	$89,787	$5,877,374	$5,967,161

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at August 31, 2026:

		Goldman
		Sachs	Royal Bank of
	Citibank N.A.	International	Canada	UBS AG	Total
Assets:
Forward foreign currency contracts	$—	$33,442	$—	$—	$33,442
Total Assets	$—	$33,442	$—	$—	$33,442
Liabilities:
Forward foreign currency contracts	$—	$261,062	$—	$—	$261,062
Written options	495,285	—	124,691	385,648	1,005,624
Total Liabilities	$495,285	$261,062	$124,691	$385,648	$1,266,686
Net OTC derivative instruments by counterparty, at fair value	$(495,285)	$(227,620)	$(124,691)	$(385,648)	$(1,233,244)
Total collateral pledged by the Fund/(Received from counterparty)	$495,285	$—	$124,691	$385,648	$1,005,624
Net Exposure(1),(2)	$—	$(227,620)	$—	$—	$(227,620)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)	At August 31, 2026, the Fund had pledged $280,000, $460,485, and $790,000 in cash collateral to Royal Bank of Canada, UBS AG and Citibank N.A., respectively. Excess cash collateral, if any, is not shown for financial reporting purposes.

At August 31, 2026, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for U.S. federal income tax purposes was $410,525,855.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$115,004,487
Gross Unrealized Depreciation	(10,457,256)
Net Unrealized Appreciation	$104,547,231

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual meeting of shareholders of Voya Global Equity Dividend and Premium Opportunity Fund was held vir-tually on August 4, 2026.

Proposal:

1 To elect three nominees to the Board of Trustees to the Fund as Class III Trustees

			Shares voted
			against or	Shares	Broker	Total Shares
	Proposal	Shares voted for	withheld	abstained	non-vote	Voted
Voya Global Equity Dividend and
Premium Opportunity Fund
Jody T. Foster	1*	47,663,646.442	6,496,567.491	941,002.000	0.000	55,101,215.933
Joseph E. Obermeyer	1*	47,687,888.442	6,576,329.491	836,998.000	0.000	55,101,215.933
Christian G. Wilson	1*	52,876,305.442	1,376,631.491	848,279.000	0.000	55,101,215.933

*Proposal Passed

ADDITIONAL INFORMATION (Unaudited)

Fund Changes

The following information is a summary of certain changes as of August 31, 2026. The information may not reflect all of the changes that have occurred since you purchased the Fund. During the period, there were no material changes in the Fund’s investment objective or fundamental policies. During the period, there have been no changes to the persons primarily responsible for the day-to-day management of the Fund.

Additional Information

The Fund may lend portfolio securities in an amount equal to up to 33 1/3% of its managed assets to broker dealers or other institutional borrowers, in exchange for cash collateral and fees. The Fund may use the cash collateral in connection with the Fund’s investment program as approved by the Investment Adviser, including generating cash to cover collateral posting requirements. Although the Fund has no current intention to do so, it may use the cash collateral to generate additional income. The use of cash collateral in connection with the Fund’s investment program may have a leveraging effect on the Fund, which would increase the volatility of the Fund and could reduce its returns and/or cause a loss.

The Fund intends to engage in lending portfolio securities only when such lending is secured by cash or other permissible collateral in an amount at least equal to the market value of the securities loaned. The Fund will maintain cash, cash equivalents or liquid securities holdings in an amount sufficient to cover its repayment obligation with respect to the collateral, marked to market on a daily basis.

Securities lending involves the risks of delay in recovery or even loss of rights in the securities loaned if the borrower of the securities fails financially. Loans will be made only to organizations whose credit quality or claims paying ability is considered by the sub-advisers to be at least investment grade. The financial condition of the borrower will be monitored by the Investment Adviser on an ongoing basis. The Fund will not lend portfolio securities subject to a written American style covered call option contract. The Fund may lend portfolio securities subject to a written European style covered call option contract as long as the lending period is less than or equal to the term of the covered call option contract.

The Fund was granted exemptive relief by the SEC (the “Order”) which, under the 1940 Act, would permit the Fund, subject to Board approval, to include realized long-term capital gains as a part of its regular distributions to Common Shareholders more frequently than would otherwise be permitted by the 1940 Act (generally once per taxable year) On November 6, 2026, the Fund adopted a Managed Distribution policy.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting Computershare Shareowner Services LLC (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the NAV per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the payment date; provided that, if the NAV is less than or equal to 95% of the closing market value on the payment date, the dollar

ADDITIONAL INFORMATION (Unaudited) (continued)

amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the NAV per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the NAV per common share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan or a request to terminate participation should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

Application of Control Share Provisions of the Delaware Statutory Trust Act

Under Delaware law, which became automatically applicable to listed closed-end funds such as the Fund upon its effective date of August 1, 2022 (the “DSTA Control Share Statute”), if a shareholder acquires direct or indirect ownership or power to direct the voting of shares of the Fund in an aggregate amount that equals or exceeds certain percentage thresholds specified under the DSTA Control Share Statute (beginning at 10% or more of the Fund’s shares) (“control share acquisitions”), the shareholder’s ability to vote certain of these shares will be limited by operation of state law unless action is taken by the Board of Trustees or by a vote of shareholders of the Fund to exempt such shares from the provisions of the statute. The DSTA Control Share Statute requires shareholders to disclose to the Fund any control share acquisition within 10 days of such acquisition. The Fund may have no or only a limited ability to identify when a control share acquisition has occurred absent notice from a shareholder of a control share acquisition. Shareholders should consult their own counsel with respect to the application of the DSTA Control Share Statute to any particular circumstance.

ADDITIONAL INFORMATION (Unaudited) (continued)

Key Financial Dates — Calendar 2026 Distributions:

Declaration Date	Ex Date	Record Date	Payable Date
January 15, 2026	February 2, 2026	February 2, 2026	February 17, 2026
February 17, 2026	March 2, 2026	March 2, 2026	March 16, 2026
March 16, 2026	April 1, 2026	April 1, 2026	April 15, 2026
April 15, 2026	May 1, 2026	May 1, 2026	May 15, 2026
May 15, 2026	June 1, 2026	June 1, 2026	June 15, 2026
June 15, 2026	July 1, 2026	July 1, 2026	July 15, 2026
July 15, 2026	August 3, 2026	August 3, 2026	August 17, 2026
August 17, 2026	September 1, 2026	September 1, 2026	September 15, 2026
September 15, 2026	October 1, 2026	October 1, 2026	October 15, 2026
October 15, 2026	November 2, 2026	November 2, 2026	November 16, 2026
November 16, 2026	December 1, 2026	December 1, 2026	December 15, 2026
December 15, 2026	December 30, 2026	December 30, 2026	January 15, 2027

Dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IGD).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act, the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The number of record holders of common stock as of August 31, 2026, was 59, which does not include approximately 27,525 beneficial owners of shares held in the name of brokers or other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on August 28, 2026 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Form N-CSR, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

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Investment Adviser	Custodian
Voya Investments, LLC	The Bank of New York Mellon
7337 East Doubletree Ranch Road, Suite 100	240 Greenwich Street
Scottsdale, Arizona 85258	New York, New York 10286

Transfer Agent	Legal Counsel
Computershare, Inc.	Ropes & Gray LLP
480 Washington Boulevard	Prudential Tower
Jersey City, New Jersey 07310-1900	800 Boylston Street
Boston, Massachusetts 02199

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern Time on any business day for account or other information at (800) 992-0180.

RETIREMENT | INVESTMENTS | INSURANCE

voyainvestments.com	163319 (0826)

(b)            Not applicable.

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Investments.

(a)            Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)            Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

None.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Period*	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Mar 1-31, 2026	0	$0.00	0	7,410,437
April 1-30, 2026	0	$0.00	0	7,410,437
May 1-31, 2026	0	$0.00	0	7,410,437
June 1-30, 2026	0	$0.00	0	7,410,437
July 1-31, 2026	0	$0.00	0	7,410,437
Aug 1-31, 2026	0	$0.00	0	7,410,437
Total	0		0

* Effective April 1, 2026, the Registrant announced the Fund could purchase up to 10% of its stock in open-market transactions through March 31, 2027.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not required for semi-annual filing.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

(c)	Notices to the registrant's common shareholders in accordance with the order under Section 6(c) of the Investment Company Act of 1940 (the “1940 Act”) granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 under the 1940 Act, dated August 16, 2011.[1]

(c)(1)	June 2026

(c)(2)	July 2026

(c)(3)	August 2026

1 The Fund has received exemptive relief from the Securities and Exchange Commission permitting it to make periodic distributions of long-term capital gains with respect to its outstanding common stock as frequently as twelve times each year, and as frequently as distributions are specified by or in accordance with the terms of its outstanding preferred stock. This relief is conditioned, in part, on an undertaking by the Fund to make the disclosures to the holders of the Fund's common shares, in addition to the information required by Section 19(a) of the 1940 Act and Rule 19a-1 thereunder. The Fund is likewise obligated to file with the SEC the information contained in any such notice to shareholders and, in that regard, has attached hereto copies of each such notice made during the period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Global Equity Dividend and Premium Opportunity Fund

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christian G. Wilson
Christian G. Wilson
Principal Executive Officer

Date: November 9, 2026

By	/s/ Todd Modic
Todd Modic
Principal Financial Officer

Date: November 9, 2026